Organization and Description of Business (Details) - Schedule of revenue by geographical location - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Organization and Description of Business (Details) - Schedule of revenue by geographical location [Line Items]
Total	$ 943,702	$ 370,637
United States [Member]
Organization and Description of Business (Details) - Schedule of revenue by geographical location [Line Items]
Total	360,378	245,679
Foreign [Member]
Organization and Description of Business (Details) - Schedule of revenue by geographical location [Line Items]
Total	$ 583,324	$ 124,958